Document and Entity Information	Nov. 04, 2019
Risk/Return:
Document Type	497
Document Period End Date	Sep. 30, 2018
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Central Index Key	0000745463
Amendment Flag	false
Document Creation Date	Nov. 04, 2019
Document Effective Date	Nov. 04, 2019
Prospectus Date	Feb. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Core Plus Bond Fund | Class A
Risk/Return:
Trading Symbol	EBABX
Eaton Vance Core Plus Bond Fund | Class C
Risk/Return:
Trading Symbol	ECBAX
Eaton Vance Core Plus Bond Fund | Class I
Risk/Return:
Trading Symbol	EIBAX